BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	495,000,000	495,000,000
Common stock, shares issued	12,216,045	12,195,166
Common stock, shares outstanding	12,216,045	12,195,166
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,100,000	4,100,000
Preferred stock, shares issued	100,000	100,000
Preferred stock, shares outstanding	0	0
Treasury stock shares	100,000	100,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,650,000	6,650,000
Preferred stock, shares issued	44,535	44,535
Preferred stock, shares outstanding	0	0
Treasury stock shares	44,535	44,535
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000